iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
Axon Enterprise, Inc.
(a)
..................... 35,780 $ 26,847,881
a
Automobiles  —  4 .2%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 381,142 5,537,993
Tesla, Inc.
(a)
............................. 240,383 83,283,094
88,821,087
a
Banks  —  1 .8%
JPMorgan Chase & Co. .................... 120,430 31,793,520
M&T Bank Corp. ......................... 9,927 1,813,067
Wells Fargo & Co. ........................ 61,860 4,625,891
38,232,478
a
Beverages  —  0 .5%
Brown-Forman Corp. , Class B , NVS ............ 148,241 4,942,355
Constellation Brands, Inc. , Class A ............. 2,428 432,888
Monster Beverage Corp.
(a)
................... 94,209 6,024,666
11,399,909
a
Biotechnology  —  1 .6%
AbbVie, Inc. ............................ 74,231 13,815,131
Alnylam Pharmaceuticals, Inc.
(a)
............... 11,417 3,477,162
Amgen, Inc. ............................ 15,959 4,599,065
Biogen, Inc.
(a)
........................... 7,445 966,287
BioMarin Pharmaceutical, Inc.
(a)
............... 17,118 994,042
Neurocrine Biosciences, Inc.
(a)
................ 6,553 806,150
Regeneron Pharmaceuticals, Inc. .............. 5,409 2,651,924
Vertex Pharmaceuticals, Inc.
(a)
................ 12,427 5,493,355
32,803,116
a
Broadline Retail  —  4 .1%
Amazon.com, Inc.
(a)
....................... 385,128 78,955,091
MercadoLibre, Inc.
(a)
....................... 2,972 7,618,098
86,573,189
a
Capital Markets  —  4 .6%
Ameriprise Financial, Inc. ................... 1,910 972,648
Bank of New York Mellon Corp. (The) ........... 63,102 5,591,468
BlackRock, Inc.
(c)
......................... 10,819 10,601,430
Cboe Global Markets, Inc. ................... 11,525 2,640,608
Charles Schwab Corp. (The) ................. 111,006 9,806,270
CME Group, Inc. , Class A ................... 32,878 9,501,742
Coinbase Global, Inc. , Class A
(a)
............... 3,927 968,477
FactSet Research Systems, Inc. ............... 4,413 2,022,301
Intercontinental Exchange, Inc. ............... 37,899 6,814,240
KKR & Co., Inc. .......................... 56,530 6,866,134
Moody's Corp. ........................... 21,744 10,422,334
Nasdaq, Inc. ............................ 33,823 2,825,574
Northern Trust Corp. ....................... 19,325 2,062,751
Raymond James Financial, Inc. ............... 2,800 411,544
Robinhood Markets, Inc. , Class A
(a)
............. 16,247 1,074,739
S&P Global, Inc. ......................... 33,311 17,083,880
T Rowe Price Group, Inc. ................... 19,031 1,781,111
Tradeweb Markets, Inc. , Class A ............... 35,254 5,092,440
96,539,691
a
Chemicals  —  2 .1%
Sherwin-Williams Co. (The) .................. 121,184 43,482,031
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................ 33,190 7,517,535
Copart, Inc.
(a)
........................... 55,469 2,855,544
Rollins, Inc. ............................. 73,288 4,195,738
Security Shares Value
a
Commercial Services & Supplies (continued)
Veralto Corp. ............................ 54,343 $ 5,490,273
20,059,090
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 36,539 3,165,739
F5, Inc.
(a)
.............................. 31,565 9,008,020
Motorola Solutions, Inc. .................... 22,724 9,439,095
21,612,854
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 30,515 8,972,936
a
Electric Utilities  —  0 .8%
Edison International ....................... 313,393 17,440,320
a
Electrical Equipment  —  0 .6%
AMETEK, Inc. ........................... 45,008 8,044,730
Rockwell Automation, Inc. ................... 12,102 3,818,786
11,863,516
a
Electronic Equipment, Instruments & Components  —  0 .1%
Trimble, Inc.
(a)
........................... 41,073 2,927,273
a
Entertainment  —  1 .3%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 17,484 1,687,730
Netflix, Inc.
(a)
............................ 20,485 24,730,107
Take-Two Interactive Software, Inc.
(a)
............ 2,969 671,825
27,089,662
a
Financial Services  —  4 .6%
Corpay, Inc.
(a)
........................... 5,824 1,893,441
Fidelity National Information Services, Inc. ........ 12,404 987,482
Fiserv, Inc.
(a)
............................ 33,325 5,424,977
Global Payments, Inc. ..................... 12,646 956,164
Jack Henry & Associates, Inc. ................ 1,430 259,073
Mastercard, Inc. , Class A .................... 73,823 43,230,749
PayPal Holdings, Inc.
(a) (b)
.................... 41,733 2,932,995
Visa, Inc. , Class A ........................ 115,154 42,053,089
97,737,970
a
Ground Transportation  —  0 .2%
Old Dominion Freight Line, Inc. ............... 20,161 3,229,187
a
Health Care Equipment & Supplies  —  1 .2%
Cooper Companies, Inc. (The)
(a)
............... 21,548 1,471,297
IDEXX Laboratories, Inc.
(a) (b)
................. 30,758 15,789,927
Intuitive Surgical, Inc.
(a)
..................... 14,953 8,259,140
25,520,364
a
Health Care Providers & Services  —  0 .6%
UnitedHealth Group, Inc. .................... 39,496 11,924,237
a
Health Care REITs  —  0 .4%
Alexandria Real Estate Equities, Inc. ............ 57,880 4,062,597
Healthpeak Properties, Inc. .................. 307,845 5,359,582
9,422,179
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 17,325 4,845,803
a
Hotels, Restaurants & Leisure  —  1 .7%
Airbnb, Inc. , Class A
(a) (b)
..................... 25,368 3,272,472
Chipotle Mexican Grill, Inc.
(a)
................. 46,601 2,333,778
Hilton Worldwide Holdings, Inc. ............... 8,309 2,064,288
McDonald's Corp. ........................ 79,172 24,848,132

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. .......................... 41,282 $ 3,465,624
35,984,294
a
Household Durables  —  0 .3%
Garmin Ltd. ............................. 26,054 5,288,180
a
Household Products  —  0 .2%
Church & Dwight Co., Inc. ................... 32,348 3,180,132
a
Industrial REITs  —  0 .7%
Prologis, Inc. ............................ 141,851 15,405,019
a
Insurance  —  3 .6%
Aflac, Inc. .............................. 113,856 11,788,650
American Financial Group, Inc. ............... 31,258 3,875,367
Aon PLC , Class A ........................ 4,411 1,641,245
Arch Capital Group Ltd. .................... 56,236 5,344,669
Arthur J Gallagher & Co. .................... 14,948 5,193,533
Brown & Brown, Inc. ....................... 41,946 4,735,703
Chubb Ltd. ............................. 29,768 8,847,050
Cincinnati Financial Corp. ................... 20,534 3,096,938
Erie Indemnity Co. , Class A , NVS .............. 5,088 1,824,099
Hartford Insurance Group, Inc. (The) ............ 13,921 1,807,503
Markel Group, Inc.
(a)
....................... 2,104 4,085,337
Marsh & McLennan Companies, Inc. ............ 31,770 7,423,378
MetLife, Inc. ............................ 41,808 3,285,273
Progressive Corp. (The) .................... 31,441 8,958,484
Willis Towers Watson PLC ................... 9,649 3,054,391
74,961,620
a
Interactive Media & Services  —  6 .4%
Alphabet, Inc. , Class A ..................... 130,425 22,399,190
Alphabet, Inc. , Class C , NVS ................. 292,111 50,491,386
Meta Platforms, Inc. , Class A ................. 92,348 59,794,407
Pinterest, Inc. , Class A
(a)
.................... 15,086 469,325
Reddit, Inc. , Class A
(a)
...................... 4,704 528,494
Snap, Inc. , Class A , NVS
(a) (b)
................. 27,806 229,400
133,912,202
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 658 208,468
Gartner, Inc.
(a)
........................... 991 432,492
International Business Machines Corp. .......... 145,017 37,568,104
Okta, Inc. , Class A
(a)
....................... 3,558 367,079
Snowflake, Inc. , Class A
(a)
................... 3,210 660,201
VeriSign, Inc. ........................... 10,124 2,758,486
41,994,830
a
Life Sciences Tools & Services  —  1 .2%
Danaher Corp. .......................... 29,912 5,680,289
Illumina, Inc.
(a)
........................... 12,940 1,064,185
IQVIA Holdings, Inc.
(a) (b)
..................... 4,173 585,597
Mettler-Toledo International, Inc.
(a)
............. 3,365 3,888,325
Revvity, Inc. ............................ 25,083 2,268,005
Thermo Fisher Scientific, Inc. ................. 21,390 8,616,320
Waters Corp.
(a)
.......................... 1,717 599,645
West Pharmaceutical Services, Inc. ............ 12,128 2,557,189
25,259,555
a
Machinery  —  2 .1%
Fortive Corp. ............................ 66,371 4,658,581
Graco, Inc. ............................. 58,880 4,984,781
IDEX Corp. ............................. 35,152 6,359,348
Ingersoll Rand, Inc. ....................... 35,442 2,893,485
Security Shares Value
a
Machinery (continued)
Xylem, Inc. ............................. 198,076 $ 24,965,499
43,861,694
a
Media  —  0 .2%
Charter Communications, Inc. , Class A
(a) (b)
........ 7,159 2,836,897
Trade Desk, Inc. (The) , Class A
(a)
.............. 13,682 1,029,160
3,866,057
a
Mortgage REITs  —  0 .4%
Annaly Capital Management, Inc. .............. 486,385 9,216,996
a
Office REITs  —  0 .4%
BXP, Inc. .............................. 122,425 8,242,875
a
Pharmaceuticals  —  6 .5%
Bristol-Myers Squibb Co. .................... 143,749 6,940,202
Eli Lilly & Co. ........................... 71,962 53,084,209
Johnson & Johnson ....................... 124,301 19,292,758
Merck & Co., Inc. ......................... 149,958 11,522,773
Pfizer, Inc. ............................. 303,266 7,123,718
Royalty Pharma PLC , Class A ................ 299,885 9,860,219
Zoetis, Inc. , Class A ....................... 177,183 29,878,369
137,702,248
a
Professional Services  —  1 .2%
Automatic Data Processing, Inc. ............... 21,573 7,022,659
Booz Allen Hamilton Holding Corp. , Class A ....... 7,404 786,675
Equifax, Inc. ............................ 8,158 2,155,262
Paychex, Inc. ........................... 37,280 5,886,885
Paycom Software, Inc.
(b)
.................... 1,027 266,085
SS&C Technologies Holdings, Inc. ............. 3,121 252,208
Verisk Analytics, Inc. ....................... 30,850 9,691,219
26,060,993
a
Real Estate Management & Development  —  0 .1%
CoStar Group, Inc.
(a)
....................... 38,677 2,845,080
Zillow Group, Inc. , Class C , NVS
(a)
............. 4,539 304,612
3,149,692
a
Residential REITs  —  0 .7%
AvalonBay Communities, Inc. ................ 46,216 9,556,082
Equity Residential ........................ 32,230 2,260,612
Essex Property Trust, Inc. ................... 8,473 2,405,485
14,222,179
a
Retail REITs  —  0 .2%
Realty Income Corp. ....................... 31,170 1,764,845
Simon Property Group, Inc. .................. 18,858 3,075,174
4,840,019
a
Semiconductors & Semiconductor Equipment  —  14 .2%
Advanced Micro Devices, Inc.
(a)
............... 111,502 12,346,616
Analog Devices, Inc. ....................... 62,416 13,355,776
Broadcom, Inc. .......................... 191,891 46,451,054
First Solar, Inc.
(a) (b)
........................ 82,925 13,108,784
KLA Corp. .............................. 6,440 4,874,307
Marvell Technology, Inc. .................... 318,093 19,146,018
NVIDIA Corp. ........................... 1,306,627 176,564,507
Texas Instruments, Inc. ..................... 68,688 12,559,601
298,406,663
a
Software  —  12 .9%
Adobe, Inc.
(a)
............................ 22,519 9,347,412
ANSYS, Inc.
(a)
........................... 3,490 1,154,562
Autodesk, Inc.
(a)
.......................... 15,198 4,500,432
Fortinet, Inc.
(a)
........................... 30,970 3,152,126
Intuit, Inc. .............................. 18,294 13,783,980

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Software (continued)
Microsoft Corp. .......................... 355,788 $ 163,790,564
Oracle Corp. ............................ 97,591 16,154,238
Palo Alto Networks, Inc.
(a) (b)
.................. 28,607 5,504,559
Roper Technologies, Inc. .................... 6,111 3,484,920
Salesforce, Inc. .......................... 71,311 18,923,800
ServiceNow, Inc.
(a)
........................ 29,087 29,409,575
Tyler Technologies, Inc.
(a)
................... 1,600 923,184
Workday, Inc. , Class A
(a)
.................... 6,197 1,535,059
Zoom Communications, Inc. , Class A
(a)
.......... 10,662 866,287
272,530,698
a
Specialized REITs  —  4 .6%
Digital Realty Trust, Inc. .................... 261,406 44,836,357
Equinix, Inc. ............................ 51,751 45,997,324
Extra Space Storage, Inc. ................... 10,916 1,649,954
Public Storage ........................... 16,747 5,164,942
97,648,577
a
Specialty Retail  —  0 .1%
Ulta Beauty, Inc.
(a)
........................ 4,077 1,922,142
a
Technology Hardware, Storage & Peripherals  —  6 .2%
Apple, Inc. ............................. 643,905 129,328,319
Super Micro Computer, Inc.
(a) (b)
................ 6,398 256,048
129,584,367
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .2%
Fastenal Co. ............................ 75,114 $ 3,105,213
United Rentals, Inc. ....................... 685 485,240
3,590,453
a
Water Utilities  —  1 .1%
American Water Works Co., Inc. ............... 158,731 22,693,771
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,822,793,042 ) ............................... 2,100,870,029
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 18,744,858 18,752,357
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 2,383,785 2,383,785
a
Total Short-Term Securities — 1.0%
(Cost: $ 21,133,413 ) ................................. 21,136,142
Total Investments — 100.8%
(Cost: $ 1,843,926,455 ) ............................... 2,122,006,171
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (15,879,021)
Net Assets — 100.0% ................................. $ 2,106,127,150
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
  Shares Held
at 05/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,267,743 $ 2,488,262
(a)
$ — $ (3,029) $ (619) $ 18,752,357 18,744,858 $ 34,407
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,360,904 22,881
(a)
— — — 2,383,785 2,383,785 104,223 —
BlackRock, Inc. .... 9,664,698 3,515,492 (3,484,763) 937,825 (31,822) 10,601,430 10,819 161,401 —
$ 934,796 $ (32,441)
$ 31,737,572
$ 300,031 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Paris-Aligned Climate MSCI USA ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 12 06/20/25 $ 1,607 $ (63,325)
E-Mini NASDAQ 100 Index .............................................................. 8 06/20/25 3,420 286,667
$ 223,342
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,100,870,029 $ — $ — $ 2,100,870,029
Short-Term Securities
Money Market Funds ...................................... 21,136,142 — — 21,136,142
$ 2,122,006,171 $ — $ — $ 2,122,006,171
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 286,667 $ — $ — $ 286,667
Liabilities
Equity Contracts ........................................... (63,325) — — (63,325)
$ 223,342 $ — $ — $ 223,342
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust